Standards Issued But Not yet Effective	12 Months Ended
Dec. 31, 2024
Standards Issued But Not yet Effective [Abstract]
Standards issued but not yet effective
4.	Standards issued but not yet effective

The standards and interpretations relevant to the Group, that will have effect at January 1, 2025 are below:

-	Lack of exchangeability – Amendments to IAS 21

The amendment is not expected to have a material impact on the Group’s consolidated financial statements.

On the other hand, during the period between January 1 and December 31, 2024, the IASB issued the following regulations, which are not yet in force:

-	New IFRS 19 Subsidiaries without public accountability: Disclosures.

-	New IFRS 18 Presentation and disclosures in financial statements.

-	Amendments to IFRS 9 and IFRS 7: Classification and Measurement of Financial Instruments.

The adoption of these new regulations is not expected to have a material impact on the Group's consolidated financial statements.